Note 14 - Interest and Finance Costs (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest and Debt Expense	$ 0	$ 9,696	$ 0	$ 0